Payable to institutional funding partners and online investors (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	$ 41,516	¥ 289,026	¥ 1,005,236
Payable to institutional funding partners and online investors, Non-current	7,389	51,444	450,160
Institutional funding partners
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	34,769	242,056	390,908
Payable to institutional funding partners and online investors, Non-current	$ 7,389	¥ 51,444	395,901
Institutional funding partners | Maximum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	11.00%	11.00%
Fixed annual Rate, Non-current	11.00%	11.00%
Payable to institutional funding partners and online investors term, current	12 months
Payable to institutional funding partners and online investors term, noncurrent	36 months
Institutional funding partners | Minimum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	3.00%	3.00%
Fixed annual Rate, Non-current	3.00%	3.00%
Payable to institutional funding partners and online investors term, current	7 years
Payable to institutional funding partners and online investors term, noncurrent	13 months
Online investors
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	$ 6,747	¥ 46,970	614,328
Payable to institutional funding partners and online investors, Non-current	$ 0	¥ 0	¥ 54,259
Online investors | Maximum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	11.00%	11.00%
Fixed annual Rate, Non-current	13.00%	13.00%
Payable to institutional funding partners and online investors term, current	12 months
Payable to institutional funding partners and online investors term, noncurrent	24 months
Online investors | Minimum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	3.00%	3.00%
Fixed annual Rate, Non-current	5.00%	5.00%
Payable to institutional funding partners and online investors term, current	2 months
Payable to institutional funding partners and online investors term, noncurrent	13 months